KSOP Plan:	12 Months Ended
Dec. 31, 2019
KSOP Plan: [Abstract]
KSOP Plan:

Note 8.            KSOP Plan:

The KSOP Plan, adopted in 1990 for retirement benefits of employees, is comprised of two parts, (1) a salary reduction component, and a 401(k) which includes provisions for discretionary contributions by us, and (2) an employee share ownership component, or ESOP. Allocation of Class A common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Board. There have been no Class A common shares allocated to the KSOP Plan since 2011. Cash contributions for the KSOP years 2019 and 2018 were approximately $171,000 and $212,000, respectively.